Related party transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2020	Mar. 23, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)	Apr. 18, 2018
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						5.00%	8.00%	2.50%
Loans to unrelated parties	$ 13,860	$ 108,120,000
Loans receivable					$ 97,888,522
Outstanding loan receivable balance	8,380					$ 2,446
Accrued interest receivable					28,613
Alpen Baruch Bank
Related Party Transaction [Line Items]
Cash deposit	230
Alpen Baruch Bank | Subsequent event
Related Party Transaction [Line Items]
Cash deposit				$ 130
Loan agreement
Related Party Transaction [Line Items]
Accrued interest receivable	$ 13,860				$ 108,120,000
Promissory Note
Related Party Transaction [Line Items]
Debt Instrument, Face Amount							$ 28,470
Luk Lai Ching Kimmy
Related Party Transaction [Line Items]
Shareholding percentage held			4.20%